Investment in associates movements (Details) ₨ in Millions, $ in Millions	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 INR (₨)	Sep. 30, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)
Income statement movements of associates companies [Line Items]
Revenue and other operating income | €					€ 9,148,000,000	€ 8,515,000,000		€ 7,553,000,000
Operating expense | €					(7,806,000,000)	(7,524,000,000)		(6,825,000,000)
Depreciation and amortisation expense | €					(441,000,000)	(401,000,000)		(299,000,000)
Profit (loss) from operating activities | €					3,109,000,000	625,000,000		423,000,000
Finance income (cost) | €					274,000,000	(230,000,000)		(317,000,000)
Profit (loss) before tax | €					3,621,000,000	610,000,000		271,000,000
Tax expense (income) | €					145,000,000	115,000,000		30,000,000
Profit (loss) | €					(3,490,000,000)	(511,000,000)		(305,000,000)
Comprehensive income | €					3,743,000,000	400,000,000		892,000,000
Profit (loss) from continuing operations | €					3,476,000,000	495,000,000		241,000,000
Revenue | €	€ 9,147,000,000				€ 9,147,000,000	€ 8,514,000,000		€ 7,551,000,000
407 International Inc [Member] | Canada, Dollars
Income statement movements of associates companies [Line Items]
Revenue and other operating income | $				$ 1,705			$ 1,495		$ 1,327
Operating expense | $				(228)			(212)		(188)
Depreciation and amortisation expense | $				(106)			(97)		(100)
Profit (loss) from operating activities | $				1,372			1,187		1,039
Finance income (cost) | $				(429)			(412)		(447)
Profit (loss) before tax | $				942			775		592
Tax expense (income) | $				(250)			(208)		(156)
Profit (loss) | $				692			567		435
Profit Loss attributable to ferrovial | $				299			245		188
Adjustment to amortization of intangible assets | $				(21)			(21)		(19)
Adjusted net profit loss to ferrovial (43,23% Million CAD) | $				278			225		169
Adjusted net profit loss to ferrovial (43,23% Million Euro) | $				$ 188			$ 154		$ 124
IRB Infrastructure Trust (Private InvIT) [Member]
Income statement movements of associates companies [Line Items]
Group´s share in equity (23.99% Million EUR) | €		€ 646,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees
Income statement movements of associates companies [Line Items]
Group´s share in equity (23.99%) | ₨			₨ 57,769